Long-Term Debt (Narrative I) (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended	7 Months Ended	8 Months Ended		12 Months Ended
	Jan. 19, 2022 USD ($)	Mar. 23, 2023 USD ($)	Aug. 07, 2024 USD ($)	Sep. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description							1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate							0.64%
Repayments of Debt						$ 292,010	$ (0)	$ 276,671
2027 Secured Notes [Member]
Line of Credit Facility [Line Items]
Frequency of payments						An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027
Debt Instrument, Basis Spread on Variable Rate						5.69%
Description of Scope						for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes
Issuance date						Jun. 16, 2022
Repurchased face amount						$ 350,000
Description of Variable Rate Basis						interpolated interest rate of 2.84% plus a margin 2.85%
Collateral						20
Senior Notes						$ 231,875
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity			$ 300,000
Number of tranches			3
Drawn down date			third quarter of 2024
Maturity date			third quarter of 2030
Repayment installments			12
Frequency of payments			quarterly
Periodic Payment			$ 12,000
Balloon Payment to be Paid			$ 60,000
Line of Credit Facility, Interest Rate Description			SOFR
Debt Instrument, Basis Spread on Variable Rate			1.85%
Description of Scope			to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 Sale and Leaseback agreement – CMBFL and (ii) $14,735 Sale and Leaseback agreement - Neptune Maritime Leasing. The refinancing transaction was accounted as a debt extinguishment
Long-Term Debt, Gross						288,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | First Four Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments			4
Frequency of payments			quarterly
Periodic Payment			$ 10,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | Next Four Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments			4
Frequency of payments			quarterly
Periodic Payment			$ 8,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | Last Four Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments			4
Frequency of payments			quarterly
Periodic Payment			$ 6,000
$76.0 million Macquarie Bank Limited Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity						$ 76,000
Number of tranches						4
Drawn down date						second quarter of 2023
Maturity date						May 2026
Balloon Payment to be Paid						$ 25,000
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.50%
Description of Scope						to finance part of the acquisition cost of four containership, each with carrying capacity of, 8,544 TEU vessels for an aggregate purchase price of $123,300
Long-Term Debt, Gross						$ 23,500
Issuance date						May 18, 2023
Repayments of Debt					$ 18,500
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						2
Frequency of payments						quarterly
Periodic Payment						$ 5,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						6
Frequency of payments						quarterly
Periodic Payment						$ 6,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Repayment installments						1
Frequency of payments						quarterly
Periodic Payment						$ 3,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments I [Member]
Line of Credit Facility [Line Items]
Repayment installments						2
Frequency of payments						quarterly
Periodic Payment						$ 1,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of tranches						3
Maturity date					October 2025	July 2026
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						2.75%
Description of Scope						The Company used a portion of the net proceeds from this credit facility to fully prepay the outstanding balance of the Blue Ocean Junior Credit Facility at that time
Long-Term Debt, Gross						$ 8,300
Repayments of Debt				$ 8,500
Issuance date of debt instrument						December 30, 2021
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Repayment installments						1
Periodic Payment						$ 1,100
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments					8
Frequency of payments					quarterly
Periodic Payment					$ 4,500
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments					10
Frequency of payments					quarterly
Periodic Payment					$ 2,400
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Four Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						4
Periodic Payment						$ 2,400
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | After September 112024 [Member]
Line of Credit Facility [Line Items]
Frequency of payments						quarterly
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity						$ 38,500
Drawn down date						September 23, 2019
Repayment installments						1
Description of Scope						in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility
Long-Term Debt, Gross						$ 0
Repayments of Debt	$ 26,205								$ 12,295
Issuance date of debt instrument						September 19, 2019
Fees on repayments of debt	$ 3,968								$ 1,618
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity						$ 12,000
Drawn down date						September 2021
Maturity date						September 2026
Repayment installments						20
Frequency of payments						quarterly
Periodic Payment						$ 420
Balloon Payment to be Paid						$ 3,600
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Description of Scope						partially used to fully refinance the Hayfin Credit Facilit
Long-Term Debt, Gross						$ 0
Repayments of Debt				$ 6,960
Issuance date of debt instrument						August 27, 2021
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity						$ 140,000
Drawn down date						July 2021
Maturity date						July 2026
Balloon Payment to be Paid						$ 35,600
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Description of Scope						to finance the acquisition of the Twelve Vessels
Long-Term Debt, Gross						$ 52,111
Repayments of Debt		$ 2,838
Issuance date of debt instrument						July 6, 2021
Deduction from the balloon installment		$ 1,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						6
Frequency of payments						quarterly
Periodic Payment						$ 8,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						8
Frequency of payments						quarterly
Periodic Payment						$ 5,400
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						6
Frequency of payments						quarterly
Periodic Payment						$ 2,200